INVESTMENT IN AFFILIATES (Narrative) (Details)	Dec. 31, 2022
TAT-Engineering [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ownerhsip held	51.00%
TAT [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ownerhsip held	49.00%